SUBSIDIARIES - Narrative (Details)		1 Months Ended
	Sep. 04, 2015	Sep. 30, 2015	Dec. 31, 2015
Ownership interests:
Subsidiary ownership percentage			100.00%
Golar Wilhelmsen Management AS
Ownership interests:
Remaining interest acquired	100.00%	40.00%
Keppel Shipyard Limited
Ownership interests:
Investments percentage ownership in subsidiaries			10.00%
Black and Veatch
Ownership interests:
Investments percentage ownership in subsidiaries			1.00%
Golar LNG 2216 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Management Limited
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar GP LLC – Limited Liability Company
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar LNG Energy Limited
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Gimi Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hilli Corporation
Ownership interests:
Percentage ownership in subsidiary			89.00%
Golar Gandria N.V.
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2021 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2022 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2023 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
LNG Power Limited
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2026 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2027 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2047 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Hull M2048 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar LNG NB10 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar LNG NB11 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar LNG NB12 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar LNG NB13 Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
GVS Corporation
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Management Norway AS
Ownership interests:
Percentage ownership in subsidiary			100.00%
Golar Commodities Limited
Ownership interests:
Percentage ownership in subsidiary			100.00%